Equity-Based Compensation - Schedule of Employee Stock Performance Activity (Time-Vesting Units and Time Restricted shares) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares	0
Forfeited shares	0
Outstanding shares, Ending balance	0
Outstanding Unvested shares	0
Units Surrendered for Shares Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	4,165,861
Units Surrendered for Shares Plan [Member] | Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	599,215
Units Surrendered for Shares Plan [Member] | Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (in USD per share/unit)	$ 3.83
Forfeited (in USD per share/unit)	$ 3.82
Weighted average fair value of outstanding unvested shares of stock, Ending balance (in USD per share/unit)	$ 4.19
Outstanding unvested Time Restricted shares of stock, Weighted Average Remaining Contractual Term	13 months
Units Surrendered for Shares Plan [Member] | Time Restricted Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested units
Vested shares	(221,710)
Forfeited shares	(2,025)
Outstanding shares, Ending balance	375,480
Outstanding Unvested shares	375,480
Units Surrendered for Shares Plan [Member] | Time Restricted Shares [Member] | Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (in USD per share/unit)	$ 4.06
Units Surrendered for Shares Plan [Member] | Time Restricted Shares [Member] | Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	599,215
Units Surrendered for Shares Plan [Member] | TVUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding units, Beginning balance	112,701
Weighted average fair value of outstanding unvested units/shares, Beginning balance (in USD per share/unit)	$ 21.70
Vested units	(8,788)
Weighted average fair value (in USD per share/unit)	$ 22.71
Employee Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TVUS surrendered for unvested Time Restricted shares of stock (in units)	(698,533)
Employee Unit Incentive Plan [Member] | Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TVUS surrendered for unvested Time Restricted shares of stock (in units)	(103,913)